PREPAID EXPENSES AND OTHER ASSETS (Details) - Schedule of Prepaid Expense and Other Assets - Prepaid Expenses and Other Current Assets [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS (Details) - Schedule of Prepaid Expense and Other Assets [Line Items]
Deposits	[1]	¥ 1,204	¥ 127
Advances to suppliers		2,872	9,971
Prepaid taxes	[2]	154,680	203,661
Prepaid service fees		9,592	7,429
Others		2,155	5,548
Less: Allowance for doubtful accounts		(4,546)	(4,000)
Total		¥ 165,957	¥ 222,736

[1]	Deposits mainly include rent deposits and deposits to third-party vendors.
[2]	Prepaid taxes were the deductible VAT which can be deducted in the future.